CASH FLOW GENERATED FROM OPERATIONS - DISPOSAL OF FIXED ASSETS AND LEASEHOLD LAND (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CASH FLOW GENERATED FROM OPERATIONS [abstract]
Net book amount (Note 6)	¥ 284,658			¥ 336,812	¥ 142,336
Receivable arising from disposal of fixed assets	0			0	20,349
Payable arising from disposal of fixed assets	(6,715)			(2,457)	0
Transfer to materials and supplies	(16,075)			(12,087)	(11,662)
Loss on disposal of fixed assets and costs on repairs	(261,476)			(321,741)	(133,073)
Proceeds from disposal of fixed assets	¥ 392	$ 57		¥ 527	¥ 17,950

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .